Auditor fees	12 Months Ended
Dec. 31, 2025
Auditor fees
Auditor fees

24. Auditor fees

The following fees were charged by KPMG Accountants N.V. to the Company, its subsidiaries and other consolidated companies, as referred to in Section 2:382a (1) and (2) of the Dutch Civil Code.

	KPMG	Other
2025	Accountants	KPMG	Total
In millions of €	N.V.	network	KPMG
Audit of the financial statements	6	4	10
Other audit engagements	0	—	0
Assurance engagements related to sustainability reporting	1	—	1
Tax-related advisory services	—	—	—
Other non-audit services	—	—	—
Total	7	4	11

Fees for audit of the financial statements services include the audit of the financial statements of the Company and its subsidiaries. Fees for assurance engagements related to sustainability reporting and other audit services relate to sustainability audits and other assurance services in relation to required certifications. Fees for audit services are included within Operating Costs (Note 3). These fees are recognised when the service is provided.